Average Annual Total Returns		12 Months Ended	60 Months Ended	66 Months Ended
	May 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Potomac Managed Volatility Fund | Bloomberg Global-Aggregate Total Return Index (does not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		8.17%	(2.15%)	(0.91%)
Performance Inception Date	Jul. 01, 2020
Potomac Managed Volatility Fund | S&P Target Risk Conservative Index (does not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		11.74%	3.60%	4.73%
Performance Inception Date	Jul. 01, 2020
Potomac Managed Volatility Fund | Class R Shares
Prospectus [Line Items]
Average Annual Return, Percent		4.91%	2.26%	2.78%
Performance Inception Date	Jul. 01, 2020
Potomac Managed Volatility Fund | Class R Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.58%	1.04%	1.59%
Performance Inception Date	Jul. 01, 2020
Potomac Managed Volatility Fund | Class R Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.92%	1.21%	1.63%
Performance Inception Date	Jul. 01, 2020
Potomac Tactical Rotation Fund | S&P 500® Index (does not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	17.11%
Performance Inception Date	Jul. 01, 2020
Potomac Tactical Rotation Fund | S&P Target Risk Moderate Index (does not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		13.37%	4.75%	6.16%
Performance Inception Date	Jul. 01, 2020
Potomac Tactical Rotation Fund | Class R Shares
Prospectus [Line Items]
Average Annual Return, Percent		9.91%	5.74%	8.11%
Performance Inception Date	Jul. 01, 2020
Potomac Tactical Rotation Fund | Class R Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.30%	3.09%	5.44%
Performance Inception Date	Jul. 01, 2020
Potomac Tactical Rotation Fund | Class R Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.07%	3.27%	5.16%
Performance Inception Date	Jul. 01, 2020
Potomac Tactical Opportunities Fund | S&P 500® Index (does not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	17.11%
Performance Inception Date	Jul. 01, 2020
Potomac Tactical Opportunities Fund | S&P Target Risk Balanced Index (does not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		16.59%	7.05%	9.00%
Performance Inception Date	Jul. 01, 2020
Potomac Tactical Opportunities Fund | Class R Shares
Prospectus [Line Items]
Average Annual Return, Percent		12.02%	3.33%	6.45%
Performance Inception Date	Jul. 01, 2020
Potomac Tactical Opportunities Fund | Class R Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.58%	0.93%	3.98%
Performance Inception Date	Jul. 01, 2020
Potomac Tactical Opportunities Fund | Class R Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.69%	1.54%	3.97%
Performance Inception Date	Jul. 01, 2020
Potomac Defensive Bull Fund | S&P 500® Index (does not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	17.11%
Performance Inception Date	Jul. 01, 2020
Potomac Defensive Bull Fund | S&P Target Risk Aggressive Index (does not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		19.75%	9.31%	11.83%
Performance Inception Date	Jul. 01, 2020
Potomac Defensive Bull Fund | Class R Shares
Prospectus [Line Items]
Average Annual Return, Percent		25.38%	15.98%	19.00%
Performance Inception Date	Jul. 01, 2020
Potomac Defensive Bull Fund | Class R Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		18.57%	10.79%	14.00%
Performance Inception Date	Jul. 01, 2020
Potomac Defensive Bull Fund | Class R Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		15.22%	10.13%	12.84%
Performance Inception Date	Jul. 01, 2020